RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 240	$ 310	$ 427	$ 469
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 259	$ 142